Other Receivables and Other Payables (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Receivables and Other Payables (Textual)
Collectible balances from customers	$ 9,989,728	$ 5,897,450	$ 5,897,450
Payable to the suppliers	$ 9,546,644	$ 5,814,883	$ 5,814,883